Goodwill and Intangible Assets - Expected Amortization Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 6,347	$ 4,199
2023	6,202	4,183
2024	5,500	3,918
2025	5,546	3,454
2026		3,404
2027		22,857
Total	$ 83,842	$ 42,015	$ 29,652